Summary of Significant Accounting Policies - Changes in the Allowance for Credit Losses on Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	$ 18,226	$ 17,296	$ 22,880
Provisions for expected credit losses	1,143	4,204	(2,873)
Deductions from allowance	(633)	(2,148)	(2,378)
Currency translation adjustments and other	802	(1,126)	(333)
Balance at end of year	19,538	18,226	17,296
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance, at beginning of year	44	53	10,598
Provisions for expected credit losses	0	(5)	5
Deductions from allowance	0	0	(10,552)
Currency translation adjustments and other	9	(4)	2
Balance, at end of year	$ 53	$ 44	$ 53